Investment Strategy	Jun. 30, 2026
Bridge Builder Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and investment companies that seek to track the performance of fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed income securities include securities such as, but not limited to, securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities; preferred securities; asset-backed securities (“ABS”), including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued securities (e.g., Rule 144A securities); floating rate securities; and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, privately-issued MBS, commercial MBS (“CMBS”), to-be-announced MBS (“TBAs”), and mortgage dollar rolls. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount.
In addition, the Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and in swaps, primarily interest rate swaps. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund may purchase or sell securities which it is eligible to purchase or sell, including, but not limited to, fixed income securities, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including TBAs. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets. The Fund is designed to allow managers to invest in various fixed income market sectors.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser allocates Fund assets to the following Sub-advisers: Robert W. Baird & Co. Incorporated (“Baird”), J.P. Morgan Investment Management Inc. (“JPMIM”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), and PGIM, Inc. (“PGIM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Baird’s Principal Investment Strategies
Baird’s strategy is based on its belief that the bond market is very efficient in discounting risk and return over time, and bond market benchmarks accurately reflect this relationship between risk and return across the duration curve. Baird believes interest rates are extremely difficult to consistently forecast over time and accordingly employs a duration-neutral, risk-controlled approach. Baird sets the duration of its allocated portion of the Fund’s assets equal to that of the Fund’s benchmark, thus aiming to ensure a high degree of predictability in tracking benchmark returns. Baird then adds incremental value through security selection, yield curve positioning, sector allocation and competitive execution of trades.
Baird’s philosophy is implemented strictly in the U.S. dollar-denominated, cash bond market, and Baird normally invests in U.S. government and other public sector entities, ABS and MBS of U.S. and U.S. dollar-denominated foreign issuers, and corporate debt of U.S. and foreign issuers.
JPMIM’s Principal Investment Strategies
JPMIM incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles. JPMIM is value-oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, and the complex legal and technical structure of the transaction.
Loomis Sayles’ Principal Investment Strategies
Loomis Sayles’ investment philosophy focuses on research-driven, relative value investing on a risk-adjusted basis, seeking to add value primarily through security selection while continually managing risk in the portfolio. Loomis Sayles’ objective with respect to its allocated portion is to consistently outperform, over time, a broad-based market-weighted benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable fixed income market, including Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS.
Under normal circumstances, Loomis Sayles will seek to invest in U.S. dollar-denominated, investment grade fixed income securities, including Treasury securities; agency securities; credit; MBS (including TBAs), ABS and CMBS; corporate bonds issued by U.S. and foreign companies; and mortgage dollar rolls.
PGIM’s Principal Investment Strategies
PGIM’s strategy is based on the philosophy that research-driven security selection is the most consistent strategy for adding value to client portfolios. PGIM complements that base strategy with modest sector rotation, duration management, and disciplined trade execution. PGIM uses a team approach to attempt to add value by tilting toward fixed income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.
In managing the Fund’s assets, PGIM uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, PGIM develops views on economic, policy and market trends. In its bottom-up research, PGIM develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. PGIM may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. PGIM may invest in a security based upon the expected total return rather than the yield of such security.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and investment companies that seek to track the performance of fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and investment companies that seek to track the performance of fixed income securities.For purposes of the Fund’s 80% investment policy, fixed income securities include securities such as, but not limited to, securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities; preferred securities; asset-backed securities (“ABS”), including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued securities (e.g., Rule 144A securities); floating rate securities; and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, privately-issued MBS, commercial MBS (“CMBS”), to-be-announced MBS (“TBAs”), and mortgage dollar rolls.Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
Bridge Builder Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund’s assets are allocated across different fixed income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed income securities include securities such as, but not limited to, securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities (including but not limited to convertible bonds and rated and unrated convertible preferred stocks); repurchase agreements; corporate commercial paper; asset-backed securities (“ABS”), including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; loans; and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, sub-prime MBS, privately-issued MBS, commercial MBS (“CMBS”), to-be-announced MBS (“TBAs”), and mortgage dollar rolls. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. For purposes of the Fund’s 80% investment policy, the Fund may invest in a variety of loans, including bank loans, bridge loans, debtor-in-possession loans and mezzanine loans. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution.
The Fund’s investments in fixed income securities consist, under normal market conditions, of a combination of investment grade securities and a “plus” portfolio of high yield securities deemed below investment grade, also known as “junk bonds,” or in unrated securities that a sub-adviser believes are of comparable quality to instruments that are so rated. The Fund’s investments in junk bonds may include bonds in default. The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by a sub-adviser to be comparable in quality to instruments that are so rated. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO.
In addition, the Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. The Fund may invest in futures, primarily interest rate, currency, and U.S. Treasury futures, and in swaps, including interest rate, credit default, total return, and currency swaps. In addition, the Fund may invest in forward contracts. The Fund may buy or sell futures, swaps, or forward contracts to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. Any investment companies or derivatives that provide exposure to the investment focus suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises.
The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to fixed income securities, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including TBAs. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets. The Fund is designed to allow managers to invest in various fixed income market sectors.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser allocates Fund assets to the Sub-advisers. The following are the Fund’s principal Sub-advisers: Dodge & Cox, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Metropolitan West Asset Management, LLC (“MetWest”), and Pacific Investment Management Company LLC (“PIMCO”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each principal Sub-adviser’s principal investment strategies.
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox’s investment strategy is built on four integrated pillars: rigorous fundamental analysis, a long-term investment horizon, a focus on valuation, and downside risk analysis. Dodge & Cox aims to construct a portfolio with attractive total return characteristics across various economic and market environments. Through a team-based decision-making process, Dodge & Cox seeks to create a portfolio with durable incremental yield, attractive relative return prospects, liquidity, high average quality, and diversification. Dodge & Cox seeks value in higher-yielding market segments like lower-rated investment-grade credit, below investment-grade securities and crossover credits (i.e., bonds rated between investment grade and high yield), and structured products (MBS and ABS). Detailed fundamental research is the primary risk mitigant at the security and/or issuer level, and a variety of qualitative and quantitative tools are used to monitor portfolio-level risk and highlight unintended exposures.
Loomis Sayles’ Principal Investment Strategies
Three themes typically drive Loomis Sayles’ investment approach with respect to its allocated portion of the Fund’s assets. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles will manage the interest rate risks in the portfolio but believes that anticipating changes in rate levels is not the primary source of added value. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
MetWest’s Principal Investment Strategies
MetWest seeks to maximize current income and pursues above average total return consistent with prudent investment management over a full market cycle. MetWest employs a value-oriented fixed income management philosophy and an investment process predicated on a long-term economic outlook, which is determined by the investment team on a quarterly basis and is reviewed constantly. Investments are characterized by diversification among the sectors of the fixed income marketplace. The investment management team seeks to achieve the desired outperformance through the measured and disciplined application of five fixed income management strategies which include duration management, yield curve positioning, sector allocation, security selection, and opportunistic execution.
PIMCO’s Principal Investment Strategies
In selecting securities for its allocated portion of the Fund’s assets, PIMCO seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of Fixed Income Instruments (as defined below) of varying maturities, which may be represented by derivatives, such as forwards, futures contracts, or swap agreements. “Fixed Income
Instruments” for purposes of PIMCO’s principal investment strategies include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; MBS and other ABS; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on Fixed Income Instruments; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
PIMCO may seek to obtain market exposure to these Fixed Income Instruments by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). PIMCO will seek maximum total return, consistent with preservation of capital and prudent investment management by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in securities issued by foreign entities, including emerging market securities, and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities of any maturity or duration and other instruments, such as derivative instruments with economic characteristics similar to fixed income securities, and certain investment companies that seek to track the performance of fixed income securities.For purposes of the Fund’s 80% investment policy, fixed income securities include securities such as, but not limited to, securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities (including but not limited to convertible bonds and rated and unrated convertible preferred stocks); repurchase agreements; corporate commercial paper; asset-backed securities (“ABS”), including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; loans; and mortgage-related and mortgage-backed securities (“MBS”), including pass-through securities, collateralized mortgage obligations (“CMOs”), adjustable rate mortgage securities (“ARMs”), interest-only securities (“IOs”), principal-only securities (“POs”), inverse floaters, sub-prime MBS, privately-issued MBS, commercial MBS (“CMBS”), to-be-announced MBS (“TBAs”), and mortgage dollar rolls.For purposes of the Fund’s 80% investment policy, the Fund may invest in a variety of loans, including bank loans, bridge loans, debtor-in-possession loans and mezzanine loans.Any investment companies or derivatives that provide exposure to the investment focus suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
Bridge Builder Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal securities may also include, but are not limited to, municipal bonds related to financing projects such as those relating to education, healthcare, and transportation.
The Fund may invest in municipal securities rated below investment grade, also known as “junk bonds,” or in unrated municipal securities that a sub-adviser of the Fund believes are of comparable quality. Investment grade securities are those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by the sub-adviser to be comparable in quality to instruments that are so rated. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO. For purposes of the Fund’s 80% investment policy, the Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.
The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to municipal securities in which the Fund may invest for purposes of its 80% investment policy, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund also invests in U.S. Treasury futures and may buy or sell futures to hedge exposure to risk factors, for speculative purposes or as a substitute for investing in conventional fixed income securities. In addition, the Fund may invest in privately issued securities (e.g., Rule 144A securities) and other investment companies, including open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes that it would be appropriate to do so in order to readjust the duration or asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser allocates Fund assets to the following Sub-advisers: Robert W. Baird & Co. Incorporated (“Baird”), BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), and MacKay Shields LLC (“MacKay Shields”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Baird’s Principal Investment Strategies
The foundation of Baird’s strategy is a focus on seeking to control risk. With the belief that the bond market is efficient over time in discounting interest rate risk, making interest rate timing extremely difficult to consistently forecast over time, a key tenet of Baird’s strategy is to manage its allocated portion of the Fund on a duration-neutral basis relative to its selected benchmark, the Bloomberg Municipal Bond Index (with maturities ranging from 1 – 30 years). Baird then seeks to add incremental return on a consistent basis through an in-depth, research-driven approach, identifying and capturing relative value opportunities in less efficient areas of the market. These include positioning along the yield curve on a duration-neutral basis overall, credit, sector, and subsector weightings – all relative to the benchmark – while also focusing on security selection and efficient trade execution. Typically, Baird’s strategy also seeks to have an income advantage relative to the benchmark as a means of adding incremental return.
BlackRock’s Principal Investment Strategies
BlackRock takes a top-down, bottom-up approach with a flexible investment framework in managing its allocated portion of the Fund’s assets. The investment process begins with setting a macro-outlook and broad strategy guidelines around credit, duration, yield curve, structure, and liquidity. Portfolio management works closely with BlackRock’s credit research team to determine which sectors of the municipal market provide the most value and should be overweight and which should be underweight. Once a sector view is established, BlackRock’s credit research team works to identify securities that provide the best risk reward profile. BlackRock’s security selection process is based on its relative value outlook and the quantitative assessment of the security and portfolio. In managing its allocated portion of the Fund’s assets, BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.
FIAM’s Principal Investment Strategies
FIAM uses a municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund’s assets. This municipal bond index represents FIAM’s view of how the portfolio’s competitive universe will perform over time. This index is a market value-weighted index of short to intermediate investment-grade fixed-rate municipal bonds. FIAM considers a variety of factors when selecting investments, including the credit quality of issuers, security-specific features, current valuations relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuations. In managing the portfolio’s exposure to various risks, including interest rate risk, FIAM also considers the market’s overall risk characteristics, current pricing of those risks, and internal views of potential future market conditions.
MacKay Shields’ Principal Investment Strategies
MacKay Shields’ relative-value investment strategy combines a top-down macro view with bottom-up credit research driven security selection. MacKay Shields’ investment discipline begins by outlining a macro view of the economy, interest rates, inflation and both national and regional political concerns. The top-down component guides decisions relating to the Fund’s credit distribution, sector distribution, state exposure and yield curve positioning. The investment strategy seeks to maintain duration neutrality, typically expressed as a range around the duration of the relevant benchmark. MacKay Shields’ approach is driven by fundamental bottom-up security analysis using deep credit research and spread analysis. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal securities may also include, but are not limited to, municipal bonds related to financing projects such as those relating to education, healthcare, and transportation.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in municipal securities rated below investment grade, also known as “junk bonds,” or in unrated municipal securities that a sub-adviser of the Fund believes are of comparable quality. Investment grade securities are those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or securities that are unrated but deemed by the sub-adviser to be comparable in quality to instruments that are so rated. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO. For purposes of the Fund’s 80% investment policy, the Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax.For purposes of the Fund’s 80% investment policy, the Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to municipal securities in which the Fund may invest for purposes of its 80% investment policy, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
Bridge Builder Municipal High-Income Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal securities may also include, but are not limited to, municipal bonds related to financing projects such as those relating to education, health care, and transportation.
The Fund invests at least 50% of its assets in municipal securities rated Baa1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BBB+ or lower by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or in unrated securities that a sub-adviser of the Fund believes are of comparable quality. Such investments include municipal securities rated below investment grade, also known as “junk bonds,” which are municipal securities rated Ba1 or lower by Moody’s, BB+ or lower by S&P or Fitch, or an equivalent rating by another NRSRO, or in unrated securities that a sub-adviser believes are of comparable quality. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO.
The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to municipal securities in which the Fund may invest for purposes of its 80% investment policy, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund also invests in futures, including Treasury futures, and may buy or sell futures to hedge exposure to risk factors, for speculative purposes or as a substitute for investing in conventional fixed income securities. In addition, the Fund may invest in privately issued securities (e.g., Rule 144A securities) and other investment companies, including open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes that it would be appropriate to do so in order to readjust the duration or asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser may allocate Fund assets to the following Sub-advisers: Capital International, Inc. (“Capital International”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Capital International’s Principal Investment Strategies
Capital International’s investment philosophy is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Capital International uses a system of multiple portfolio managers in managing its allocated portion of the Fund’s assets. Under this approach, its allocated portion of the Fund’s assets is divided into segments managed by individual portfolio managers. With respect to its allocated portion of the Fund’s assets, Capital International primarily invests in municipal securities that provide income exempt from federal personal income tax and may subject certain taxpayers to Federal AMT. In selecting securities for its allocated portion of the Fund’s assets, Capital International may accept risks to capital value that it deems prudent to take advantage of opportunities for higher current income on municipal securities in which it invests. Capital International may sell securities when it believes that they no longer represent relatively attractive investment opportunities.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the portfolio’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers, and (ii) diversifying the investments held in T. Rowe Price’s allocated portion of the Fund’s assets across the broader municipal market. T. Rowe Price will invest in investment-grade bonds, as well as below investment-grade bonds.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal securities may also include, but are not limited to, municipal bonds related to financing projects such as those relating to education, health care, and transportation.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests at least 50% of its assets in municipal securities rated Baa1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BBB+ or lower by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or in unrated securities that a sub-adviser of the Fund believes are of comparable quality. Such investments include municipal securities rated below investment grade, also known as “junk bonds,” which are municipal securities rated Ba1 or lower by Moody’s, BB+ or lower by S&P or Fitch, or an equivalent rating by another NRSRO, or in unrated securities that a sub-adviser believes are of comparable quality. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax.The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to municipal securities in which the Fund may invest for purposes of its 80% investment policy, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
Bridge Builder Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with growth characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies (see below) that seek to track the performance of such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in one or more of the following three indices: (i) the Russell 1000® Index (as of September 30, 2026, companies with capitalizations greater than $1.76 billion); (ii) the S&P 500® Index (as of September 30, 2026, companies with capitalizations greater than $5.73 billion); or (iii) the MSCI® ACWI Large Cap Index (as of September 30, 2026, companies with capitalizations greater than $1.73 billion). The market capitalization of the companies included in these indices will change with market conditions.
The Fund defines companies with growth characteristics as companies that (i) are included in the Russell 1000 Growth® Index, the S&P 500® Growth Index or the MSCI® ACWI Large Cap Growth Index (the “Growth Indices”); or (ii) are identified by the Adviser or a sub-adviser of the Fund as having characteristics similar to companies included in the Growth Indices, such as projected (FY1) earnings-per-share growth, trailing twelve-month earnings-per-share growth, price-to-projected (FY1) earnings per share, price-to-trailing twelve-month earnings per share and dividend yield.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). While the Fund primarily invests in equity securities of large capitalization companies with growth characteristics, it may also invest up to 20% of its net assets in other large capitalization companies or securities of medium and small capitalization companies.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy. The Fund follows an investing style that favors growth investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Fund is a non-diversified fund. A non-diversified fund may invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Jennison Associates LLC
(“Jennison”), Lazard Asset Management LLC (“Lazard”), Los Angeles Capital Management LLC (“LA Capital”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Jennison’s Principal Investment Strategies
Jennison seeks to invest in large capitalization securities whose price will increase over the long term. It invests in equity and equity-related securities of companies that it believes have strong capital appreciation potential. In deciding which equities to buy, Jennison follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and also are believed to be attractively valued. Jennison’s confidence in potential issuer earnings is an important part of the selection process. Jennison evaluates a company’s value by examining fundamental metrics such as price to forward earnings, price to book value, price to sales, and enterprise value to earnings before interest, taxes, depreciation, and amortization.
Lazard’s Principal Investment Strategies
Lazard invests primarily in equity securities, principally common stocks, of U.S. companies that Lazard believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Although Lazard generally focuses on large capitalization companies, the market capitalizations of issuers in which Lazard invests may vary with market conditions, and Lazard also may invest in medium capitalization and small capitalization companies.
LA Capital’s Principal Investment Strategies
In managing its portion of the Fund’s assets, LA Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of large capitalization equity securities and, through the use of statistical tools, estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Security weights are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. LA Capital also employs monitoring tools and certain additional constraints to ensure compliance with guidelines and Fund regulations. The portfolio is rebalanced periodically using the quantitative model. As economic conditions change and investor risk preferences evolve, LA Capital’s forecasts will change accordingly. LA Capital will ordinarily seek to almost fully invest its segment of the Fund’s portfolio.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price seeks to provide long-term capital appreciation through investments in common stocks of growth companies. T. Rowe Price generally looks for companies having the following characteristics: above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price will invest primarily in the securities of large capitalization companies. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the information technology sector.
Wellington Management’s Principal Investment Strategies
Wellington Management seeks to invest primarily in equity securities of U.S. companies that it believes offer strong forward looking quality and growth characteristics. Wellington Management employs a disciplined, fundamentally driven investment process that emphasizes companies that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings revisions. Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings revisions).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with growth characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies (see below) that seek to track the performance of such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy. The Fund follows an investing style that favors growth investments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with growth characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies (see below) that seek to track the performance of such securities.In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities.Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
Bridge Builder Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with value characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies that seek to track the performance of such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in one or more of the following three indices: (i) the Russell 1000® Index (as of September 30, 2026, companies with capitalizations greater than $1.76 billion); (ii) the S&P 500® Index (as of September 30, 2026, companies with capitalizations greater than $5.73 billion); or (iii) the MSCI® ACWI Large Cap Index (as of September 30, 2026, companies with capitalizations greater than $1.73 billion). The market capitalization of the companies included in these indices will change with market conditions.
The Fund defines companies with value characteristics as companies that (i) are included in the Russell 1000® Value Index, the S&P 500® Value Index or the MSCI® ACWI Large Cap Value Index (the “Value Indices”); or (ii) are identified by the Adviser or a sub-adviser of the Fund as having value characteristics similar to companies included in the Value Indices, such as price-to-trailing twelve-month sales per share, price-to-book value per share, price-to-trailing twelve-month cash flow per share, price-to-trailing twelve-month earnings per share and dividend yield.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities, including in non-U.S. dollar denominated securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). While the Fund primarily invests in equity securities of large capitalization companies with value characteristics, it may also invest up to 20% of its net assets in other large capitalization companies or securities of medium and small capitalization companies.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the financial sector. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy. The Fund follows an investing style that favors value investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Dodge & Cox, LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Barrow Hanley’s Principal Investment Strategies
Barrow Hanley invests primarily in large capitalization securities. As a traditional value manager, Barrow Hanley searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield. Barrow Hanley’s goal is to generate alpha by building a high active share portfolio with an asymmetrical risk/return profile that maximizes upside potential while minimizing risk.
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox seeks to build a portfolio of individual securities that it believes to be undervalued relative to their long-term prospects. Fundamental bottom-up research, a long-term investment horizon, and rigorous valuation discipline are central to its investment approach. Dodge & Cox conducts detailed research to assess underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the competence of a company’s management, are weighed against valuation in selecting individual securities. Dodge & Cox primarily invests in medium-to-large companies.
LSV’s Principal Investment Strategies
LSV primarily invests in large and medium capitalization U.S. companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price invests in equity securities with a track record of paying dividends. T. Rowe Price typically employs a value approach in selecting investments. T. Rowe Price’s in-house research team seeks dividend-paying companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments for its allocated portion of the Fund, T. Rowe Price generally looks for companies with one or more of the following: an established operating history; above-average dividend yield relative to the broader equity market; low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; or low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price typically invests in U.S. common stocks and may invest in foreign stocks. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the financials sector.
Wellington Management’s Principal Investment Strategies
Wellington Management normally invests a significant portion of its assets in the equity securities of large capitalization companies, though it may invest in the securities of companies with any market capitalization.
Wellington Management uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with value characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies that seek to track the performance of such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). While the Fund primarily invests in equity securities of large capitalization companies with value characteristics, it may also invest up to 20% of its net assets in other large capitalization companies or securities of medium and small capitalization companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies with value characteristics and other instruments, such as derivative instruments with economic characteristics similar to such securities, and investment companies that seek to track the performance of such securities.In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities, including in non-U.S. dollar denominated securities.Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of mid-capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of mid-capitalization companies, and investment companies that seek to track the performance of securities of mid-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines mid-capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell Midcap® Index (as of September 30, 2026, companies with capitalizations between approximately $1.76 billion and $123.26 billion). The market capitalization of the companies included in the Russell Midcap® Index will change with market conditions.
While the Fund primarily invests in equity securities of mid‑capitalization companies, it may also invest in securities of large and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Boston Partners Global Investors, Inc. (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Los Angeles Capital Management LLC (“LA Capital”), LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), Stephens Investment Management Group, LLC (“SIMG”) and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.
Artisan Partners’ Principal Investment Strategies
Artisan Partners’ investment team employs a fundamental investment process to construct a diversified portfolio of U.S. mid-capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The team’s investment process focuses on two distinct elements – security selection and capital allocation. The team overlays its investment process with broad knowledge of the global economy.
Boston Partners’ Principal Investment Strategies
Boston Partners primarily invests in mid-capitalization companies. Boston Partners uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuations, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom-up stock selection.
Driehaus’ Principal Investment Strategies
Driehaus primarily invests in the equity securities of U.S. mid-capitalization companies. Investment decisions are based on Driehaus’ belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. An investment decision is also based on the evaluation by Driehaus of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. Driehaus sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations. Driehaus frequently and actively trades its portfolio securities.
LA Capital’s Principal Investment Strategies
In managing its portion of the Fund’s assets, LA Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of mid-capitalization equity securities and, through the use of statistical tools, estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Security weights are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. LA Capital also employs monitoring tools and certain additional constraints to ensure compliance with guidelines and Fund regulations. The portfolio is rebalanced periodically using the quantitative model. As economic conditions change and investor risk preferences evolve, LA Capital’s forecasts will change accordingly. LA Capital will ordinarily seek to almost fully invest its allocated portion of the Fund’s portfolio.
LSV’s Principal Investment Strategies
LSV primarily invests in mid-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
SIMG’s Principal Investment Strategies
SIMG evaluates and selects securities of mid-capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time-to-time. When making its investment decisions, SIMG employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.
Vaughan Nelson’s Principal Investment Strategies
Vaughan Nelson primarily invests in mid-capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value-oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
●	Companies earning a positive return on capital with stable-to-improving returns;
●	Companies valued at a discount to their asset value; and
●	Companies with an attractive and sustainable dividend level.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of mid-capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of mid-capitalization companies, and investment companies that seek to track the performance of securities of mid-capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
While the Fund primarily invests in equity securities of mid‑capitalization companies, it may also invest in securities of large and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of mid-capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of mid-capitalization companies, and investment companies that seek to track the performance of securities of mid-capitalization companies.Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
Bridge Builder Small/Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of small capitalization companies, and investment companies that seek to track the performance of securities of small capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines small capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in the Russell 2000® Index (as of September 30, 2026, companies with capitalizations below approximately $12.64 billion). The market capitalization of the companies included in the Russell 2000® Index will change with market conditions.
While the Fund primarily invests in equity securities of small‑capitalization companies, it may also invest in securities of large and medium capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. In seeking to exceed the Fund’s benchmark index, a limited portion of the Fund will be managed to provide the Fund with two different sources of exposure: (a) a portfolio of U.S.-listed small capitalization equities, which is designed to gain exposure to the Fund’s benchmark index, and (b) a portfolio of fixed income securities of varying maturities, and related derivatives, principally futures contracts, forwards and swaps, managed with a view towards enhancing the Fund’s total return. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of the date of this Prospectus, the Fund expects to have significant exposure to securities of companies in the industrials sector, although this may change from time to time. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: American Century Investment Management, Inc. (“American Century”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Pacific Investment Management Company LLC (“PIMCO”), Russell Investment Management, LLC (“RIM”), Silvercrest Asset Management Group LLC (“Silvercrest”) and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
American Century’s Principal Investment Strategies
Under normal market conditions, American Century will invest at least 80% of the portion of the Fund’s net assets that it manages in small capitalization companies. American Century considers small capitalization companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. In selecting stocks for the Fund, the portfolio managers of American Century look for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.
Eagle’s Principal Investment Strategies
During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, it attempts to balance the allocated portion of the Fund’s portfolio through sector-weight policies that provide diversification across major economic sectors.
Federated MDT’s Principal Investment Strategies
Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.
MFS’ Principal Investment Strategies
MFS primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). MFS normally invests across different industries and sectors, but MFS may invest a significant percentage of the portion of the Fund’s assets allocated to MFS in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
PIMCO’s Principal Investment Strategies
PIMCO seeks to exceed the total return of the Russell 2000® Index by gaining equity exposure to stocks together with a portfolio of Fixed Income Instruments (as defined below). Equity exposure can be obtained through direct investments in equity securities, ETFs and related derivatives, principally futures contracts, forwards and swaps. PIMCO defines “Fixed Income Instruments” to include bonds, debt securities (including high yield securities, commonly known as “junk bonds”), asset-backed securities (“ABS”), mortgage-related securities, mortgage-backed securities (“MBS”), and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as fixed income related derivatives, principally futures contracts, forwards and swaps. PIMCO expects to gain exposure to equities and equity index derivatives with characteristics similar to those of stocks included in the Russell 2000® Index, in addition to or in place of investments in Russell 2000® Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Russell 2000® Index. PIMCO may seek equity exposure through any of the foregoing instruments. PIMCO typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to PIMCO’s allocated portion of the Fund’s net assets. Equity index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The remaining portion of PIMCO’s allocated portion of the Fund’s assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages Fixed Income Instruments and related derivatives with a view toward enhancing the Fund’s total return.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
Silvercrest’s Principal Investment Strategies
Silvercrest primarily invests in small capitalization companies. These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:
●	Business that results in relatively consistent longer-term earning and cash flow growth;
●	Franchise/asset value that may make the company attractive to potential acquirers;
●	Cyclically depressed earnings and/or cash flow that has potential for improvement; or
●	A catalyst that will promote recognition of the company’s undervalued status.
SIMG’s Principal Investment Strategies
SIMG evaluates and selects securities of small capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time-to-time. When making its investment decisions, SIMG employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of small capitalization companies, and investment companies that seek to track the performance of securities of small capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
While the Fund primarily invests in equity securities of small‑capitalization companies, it may also invest in securities of large and medium capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. In seeking to exceed the Fund’s benchmark index, a limited portion of the Fund will be managed to provide the Fund with two different sources of exposure: (a) a portfolio of U.S.-listed small capitalization equities, which is designed to gain exposure to the Fund’s benchmark index, and (b) a portfolio of fixed income securities of varying maturities, and related derivatives, principally futures contracts, forwards and swaps, managed with a view towards enhancing the Fund’s total return. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of the date of this Prospectus, the Fund expects to have significant exposure to securities of companies in the industrials sector, although this may change from time to time. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of small capitalization companies, and investment companies that seek to track the performance of securities of small capitalization companies.Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
Bridge Builder International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as derivative instruments with economic characteristics similar to equity securities, and investment companies that seek to track the performance of equity securities. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. In determining whether a company is economically tied to a country other than the United States, the Adviser or a Sub-adviser will consider whether the company:
●	Is organized under the laws of a country other than the United States;
●	Has a class of securities whose principal securities market is in a country other than the United States;
●	Has its principal office in a country other than the United States;
●	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States; or
●	Maintains 50% or more of its assets in one or more countries other than the United States.
Such a determination can also be based on the classifications assigned to a company by the Fund’s benchmark index provider.
The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries but, consistent with its 80% investment policy, the Fund may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes, and forward contracts and options for currency hedging. Any investment companies or derivatives that provide exposure to the investment focus suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund will enter into spot currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures.
From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan, or in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the financials and industrials sectors.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets to the following Sub-advisers: Marathon Asset Management Limited (“Marathon-London”),
Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Mondrian Investment Partners Limited (“Mondrian”), Pzena Investment Management, LLC (“Pzena”), Russell Investment Management, LLC (“RIM”) and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Marathon-London’s Principal Investment Strategies
Marathon-London invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. In selecting investments for the Fund, Marathon-London employs a bottom-up, fundamental investment philosophy focused on identifying attractive long-term investment opportunities that can arise as a result of certain “capital cycle” conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. This “capital cycle” approach to investing guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s long-term approach is often considered to be contrarian and its portfolio is expected to have low turnover, will seek to be well-diversified and will have a bias towards the smaller capitalization segments of the market.
MFS’s Principal Investment Strategies
MFS primarily invests in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). MFS may invest in the securities of companies of any size.
MFS normally invests across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the Fund’s assets allocated to MFS in issuers in a single industry, sector, country, or region. MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
Mondrian’s Principal Investment Strategies
Mondrian invests primarily in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that in Mondrian’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Mondrian employs a long-only, value investment philosophy. Portfolio construction is primarily driven by detailed bottom-up stock selection, based on rigorous dividend discount valuation analysis.
Pzena’s Principal Investment Strategies
Pzena focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also invest in emerging markets securities. Pzena performs intensive fundamental research using a bottom-up security selection process.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
WCM’s Principal Investment Strategies
WCM uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality, and experienced management; low or no debt; and attractive relative valuations. WCM also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.
Although WCM may invest in securities of companies of any size, WCM will generally invest in large, established multinational companies. WCM generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, however, WCM may have a significant portion of its allocated assets invested in the securities of companies in one or a few countries or regions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries but, consistent with its 80% investment policy, the Fund may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes, and forward contracts and options for currency hedging. Any investment companies or derivatives that provide exposure to the investment focus suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. In determining whether a company is economically tied to a country other than the United States, the Adviser or a Sub-adviser will consider whether the company:
●	Is organized under the laws of a country other than the United States;
●	Has a class of securities whose principal securities market is in a country other than the United States;
●	Has its principal office in a country other than the United States;
●	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States; or
●	Maintains 50% or more of its assets in one or more countries other than the United States.
Such a determination can also be based on the classifications assigned to a company by the Fund’s benchmark index provider.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as derivative instruments with economic characteristics similar to equity securities, and investment companies that seek to track the performance of equity securities. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
Bridge Builder Tax Managed Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in the Russell 1000® Index (as of September 30, 2026, companies with capitalizations greater than $1.76 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest up to 20% of its net assets in securities of small- and mid-capitalization companies.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.
Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager, then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.
Each Sub-adviser may use its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.
In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), ClearBridge Investments, LLC (“ClearBridge”), Parametric, and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser
may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.
Below is a summary of each Sub-adviser’s principal investment strategies.
Barrow Hanley’s Principal Investment Strategies
Barrow Hanley recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.
ClearBridge’s Principal Investment Strategies
ClearBridge recommends investments primarily in equity securities of U.S. companies. ClearBridge typically recommends investments in medium and large capitalization companies but may also recommend investments in small-capitalization companies. ClearBridge may recommend that up to 20% of its allocated portion of the Fund’s assets be invested in the equity securities of foreign issuers, including through ADRs.
In constructing its model portfolio, ClearBridge seeks to provide long-term appreciation of capital with an investment strategy consisting of individual company selection and management of cash reserves. ClearBridge looks to recommend investments among a strong core of growth and value stocks, consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend investments in companies with prospects for sustained earnings growth and/or a cyclical earnings record.
Parametric’s Principal Investment Strategies
In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with similar exposure to the S&P 500® Growth Index and S&P 500® Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the S&P 500® Growth Index or S&P 500® Value Index.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price seeks to provide long-term capital appreciation through investments in common stocks of growth companies. In constructing its model portfolio for the Fund, T. Rowe Price generally looks for companies having the following characteristics: above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price will invest primarily in the securities of large-capitalization companies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Bridge Builder Tax Managed Small/Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of small- and mid-capitalization companies. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines small- and mid-capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell Midcap® Index and the Russell 2000® Index (as of September 30, 2026, companies with capitalizations between $337.77 thousand and $123.26 billion). The market capitalization of the companies included in the Russell Midcap® Index and the Russell 2000® Index will change with market conditions. While the Fund primarily invests in equity securities of small- and mid-capitalization companies, it may also invest up to 20% of its net assets in securities of large capitalization companies.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the industrials sector.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.
Each Sub-adviser (other than Parametric in its role as overlay manager) manages its portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager, then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.
Each Sub-adviser may use its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.
In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: AllianceBernstein L.P. (“AllianceBernstein”), Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Investment Management Inc. (“JPMIM”), Neuberger Berman Investment Advisers
LLC (“Neuberger”), Parametric and Westfield Capital Management Company L.P. (“Westfield”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.
Below is a summary of each Sub-adviser’s principal investment strategies.
AllianceBernstein’s Principal Investment Strategies
AllianceBernstein recommends investments primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. AllianceBernstein considers small- to mid-capitalization companies to be companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500® Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500® Value Index.
In constructing its model portfolio, AllianceBernstein generally looks for companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In making recommendations for its allocated portion of the Fund’s assets, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.
Allspring’s Principal Investment Strategies
Under normal circumstances, Allspring recommends investments primarily in equity securities of medium-capitalization companies. Allspring defines equity securities of medium-capitalization companies as securities of companies with market capitalizations within the range of the Russell Midcap® Index at the time of purchase.
Typical investments recommended by Allspring include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. Allspring regularly reviews the investments of the portfolio and may recommend the sale of a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or Allspring identifies a more attractive investment opportunity. Allspring may recommend that portfolio securities be actively traded, which may lead to higher transaction costs that may affect the performance of Allspring’s allocated portion of the Fund’s assets.
JPMIM’s Principal Investment Strategies
JPMIM employs a fundamental bottom-up investment process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which JPMIM believes will achieve above-average growth in the future. Under normal circumstances, JPMIM expects to recommend investments primarily in equity securities of mid-cap companies. JPMIM defines mid-cap companies as companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. In constructing its model portfolio for the Fund, JPMIM seeks growth companies with leading competitive positions that can achieve sustainable growth. JPMIM may recommend that a security be sold due to a change in the company’s fundamentals or if JPMIM believes the security is no longer attractively valued. JPMIM may also recommend that a security be sold if JPMIM identifies a stock that it believes offers a better investment opportunity.
Neuberger’s Principal Investment Strategies
Neuberger recommends investments that are comprised mainly of common stocks of small-mid capitalization companies, which Neuberger defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2500® Index at the time of initial purchase. The market capitalization of the companies in Neuberger’s model portfolio and the Russell 2500® Index changes over time and Neuberger may continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Index. Neuberger seeks to reduce risk by diversifying among many companies and industries.
At times, Neuberger’s portfolio managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although Neuberger expects to recommend investments primarily in domestic stocks, it may also recommend investments in stocks of foreign companies. Neuberger’s portfolio managers generally look for what they believe to be high-quality companies whose current market shares and balance sheets are strong. In addition, Neuberger’s portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above- average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to seek to benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-mid capitalization stocks. Neuberger’s portfolio managers follow a disciplined selling strategy and may recommend the sale of a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
Parametric’s Principal Investment Strategies
In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with similar exposure to the Russell 2500® Index and S&P SmallCap 600® Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the Russell 2500® Index and S&P SmallCap 600® Index.
Westfield’s Principal Investment Strategies
Westfield employs a fundamental, bottom-up research approach, which seeks to identify reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk, Westfield generally favors stocks that, in the judgment of Westfield, have: (i) sizeable management ownership; (ii) strong financial conditions; (iii) sufficient cash flow to fund growth internally; and (iv) strong pricing power. Westfield also considers factors such as earnings growth forecasts, price target estimates, total return potential, and business developments. Stocks may be sold when Westfield believes that the stocks no longer represent attractive investment opportunities, based on the factors described above.
Under normal circumstances, Westfield recommends investments in equity securities of small-mid capitalization companies. Westfield defines small-mid capitalization companies as companies whose market capitalizations at the time of initial purchase fall within the range of the Russell 2500® Growth Index. The market capitalization of the companies in Westfield’s model portfolio and the Russell 2500® Growth Index changes over time and Westfield will continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Growth Index. Although Westfield recommends investments primarily in publicly traded U.S. securities, it may also recommend investments in foreign securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of small- and mid-capitalization companies. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the industrials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of small- and mid-capitalization companies. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Bridge Builder Tax Managed International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as investment companies that seek to track the performance of equity securities. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. In determining whether a company is economically tied to a country other than the United States, the Adviser or a Sub-adviser will consider whether the company:
●	Is organized under the laws of a country other than the United States;
●	Has a class of securities whose principal securities market is in a country other than the United States;
●	Has its principal office in a country other than the United States;
●	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States; or
●	Maintains 50% or more of its assets in one or more countries other than the United States.
Such a determination can also be based on the classifications assigned to a company by the Fund’s benchmark index provider.
The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries, but, consistent with its 80% investment policy, the Fund may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the financials sector. From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Fund and the Adviser. The Fund implements the investment recommendations of the Sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub- advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.
Each Sub-adviser (other than Parametric in its role as overlay manager) manages its allocated portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.
Each Sub-adviser may use both its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.
In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets to the following Sub-advisers: J.P. Morgan Investment Management Inc. (“JPMIM”), Parametric, Pzena Investment Management, LLC (“Pzena”), Thompson, Siegel & Walmsley LLC (“TSW”), and Walter Scott & Partners Limited (“Walter Scott”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.
Below is a summary of each Sub-adviser’s principal investment strategies.
JPMIM’s Principal Investment Strategies
Under normal conditions, JPMIM will recommend investments in the equity securities of foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. In constructing its model portfolio, JPMIM may recommend that a substantial part of the model’s assets be invested in just one region or country. In making determinations regarding investments in the securities of a particular country or currency, JPMIM will evaluate the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. JPMIM may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. JPMIM may recommend securities where the issuer is located in one country but the security is denominated in the currency of another.
Parametric’s Principal Investment Strategies
In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the MSCI EAFE Growth Index or the MSCI EAFE Value Index.
Pzena’s Principal Investment Strategies
Pzena focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also recommend investments in emerging markets securities. Pzena performs fundamental research using a bottom-up security selection process.
TSW’s Principal Investment Strategies
TSW employs a relative value investment approach supported by rigorous fundamental analysis. TSW’s model portfolio is characterized by broad diversification on both a geographic and sector basis, below-average valuation measures, and low annual turnover. TSW currently anticipates recommending investments in countries other than the United States. TSW will recommend primarily common stocks of companies listed on foreign securities exchanges of varying sizes as measured by assets, sales or market capitalization, and will recommend primarily securities of companies domiciled in developed markets.
Walter Scott’s Principal Investment Strategies
Walter Scott seeks a favorable real rate of return over the long term. Walter Scott seeks stocks that will perform relatively well and will grow to a higher weight in the model portfolio. Walter Scott selects companies based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects its model portfolio to realize low portfolio turnover.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in companies of any capitalization. The Fund invests principally in equity securities issued by companies in developed countries, but, consistent with its 80% investment policy, the Fund may also invest in companies in emerging markets or developing countries. The Fund may also invest in U.S. dollar-denominated securities issued by foreign entities, American Depositary Receipts (“ADRs”), or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the financials sector. From time to time, the Fund may also focus its investments in a particular country or geographic region, such as the United Kingdom or Japan.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund primarily invests in non-U.S. companies. A non-U.S. company is a company economically tied to a country other than the United States. In determining whether a company is economically tied to a country other than the United States, the Adviser or a Sub-adviser will consider whether the company:
●	Is organized under the laws of a country other than the United States;
●	Has a class of securities whose principal securities market is in a country other than the United States;
●	Has its principal office in a country other than the United States;
●	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States; or
●	Maintains 50% or more of its assets in one or more countries other than the United States.
Such a determination can also be based on the classifications assigned to a company by the Fund’s benchmark index provider.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities and other instruments, such as investment companies that seek to track the performance of equity securities. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Bridge Builder Transition Fund I
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Transition Management Vehicle for Advisory Programs
The Fund is designed to be a transition management vehicle for Advisory Programs. Fund shares are available for purchase exclusively to clients of Edward D. Jones & Co., L.P. (“Edward Jones”) participating in an Advisory Program (collectively, “Clients”). In certain circumstances, a third party fund held by Clients (“Third Party Fund”) may distribute to Clients in‑kind securities and other investments (rather than cash) (referred to herein as “Third Party Portfolio Securities”) in satisfaction of Edward Jones’ request to redeem Client shares of the Third Party Fund. The sole purpose of the Fund is to provide Clients with an investment vehicle that is designed to transition Third Party Portfolio Securities to cash in an efficient manner (each, a “Client Transition”).
In situations where Edward Jones requests to redeem shares of a Third Party Fund on behalf of its Clients and the Third Party Fund distributes Third Party Portfolio Securities to Clients instead of cash, Edward Jones, on behalf of Clients, may contribute such Third Party Portfolio Securities to the Fund in exchange for shares of the Fund equal in value to the Third Party Portfolio Securities, as valued by the Fund in accordance with its valuation procedures. The Fund will seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price that the Adviser believes is reasonable and will seek to minimize transaction costs to Clients in connection with such liquidations. After the Fund liquidates such Third Party Portfolio Securities, Edward Jones will submit redemption orders to the Fund on behalf of Clients as soon as reasonably practicable. The Fund will distribute the cash proceeds of the liquidated securities to Clients in redemption of their shares of the Fund upon receipt by the Fund of a redemption order submitted by Edward Jones on behalf of Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective. The Fund could be invested in these types of investments for extended periods of time. The Adviser or its affiliates may provide the operating capital for the Fund when the Fund is not actively being used to facilitate a Client Transition, and the Adviser or one of its affiliates may be the sole shareholder of the Fund during such times. When the Fund is not actively being used to facilitate a Client Transition, the Fund will seek to preserve principal value.
Investment Strategies
The Fund has broad flexibility with respect to its portfolio holdings in order to enable the Fund to accommodate the contribution of Third Party Portfolio Securities, which will be contributed to the Fund by the Clients participating in the Client Transition at the start of each Client Transition. As a result, the securities in the Fund’s portfolio will be determined by the securities and other investments that compose the Third Party Portfolio Securities for each Client Transition. Third Party Portfolio Securities could comprise any type of securities or other investments and will be received by the Fund without consideration of the investment risks or potential investment performance. Therefore, the Fund is permitted to hold all types of securities and other investments, including, but not limited to, various types of fixed income investments, such as bonds, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), and below investment grade securities (also known as “junk bonds”); various types of equity investments, such as common stocks, convertible securities and interests in real estate investment trusts (“REITs”); privately offered securities; illiquid or restricted securities; derivatives; commodities; securities of other investment companies; and cash equivalents.
Once the Third Party Portfolio Securities are received by the Fund, the Adviser will not actively manage the Third Party Portfolio Securities. Rather, the Adviser’s primary focus will be to seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price the Adviser believes is reasonable and to seek to minimize transaction costs to Clients in connection with such liquidations. As a result, except as discussed herein, the Fund does not expect to hold any securities other than the Third Party Portfolio Securities contributed to the Fund at the start of each Client Transition, except that the Adviser may purchase cash equivalents, repurchase agreements, short-term fixed income securities and shares of money market funds (referred to herein, as “Cash Investments”) in connection with managing the cash raised during the liquidation process. In addition, the Adviser may invest Fund assets in Cash Investments to the extent necessary to avoid the Fund violating legal restrictions applicable to the Fund (e.g., tax diversification requirements).
As part of the Fund’s investment strategies, the Fund may receive all types of fixed income securities across different fixed-income market sectors and maturities and of varying credit quality. Such holdings may include fixed-income securities issued or guaranteed by the U.S. government or its agencies; municipal bonds; corporate bonds; convertible securities; corporate commercial paper; ABS, including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued fixed income securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; mortgage-related securities and MBS, including pass-through securities; collateralized mortgage obligations (“CMOs”); adjustable rate mortgage securities (“ARMs”); interest-only securities (“IOs”); principal-only securities (“POs”); inverse floaters; privately-issued MBS; commercial mortgage-backed securities (“CMBS”); mortgage dollar rolls; bank loans; and inflation-protected securities. The Fund may receive securities deemed below investment grade, also known as “junk bonds.” The Fund may receive U.S. dollar-denominated securities and non‑U.S. dollar-denominated securities issued by foreign entities, including those located in emerging markets, and obligations of non‑U.S. governments or their subdivisions, agencies, and government-sponsored enterprises. There are no limits regarding the Fund’s portfolio duration or the average maturity of its fixed income investments.
The Fund may receive all types of equity securities across different market capitalization ranges and issued by both U.S. and foreign companies, including those located in emerging markets. Such investments may include common stocks; preferred stocks; bonds, notes and debentures convertible into common stocks (i.e., convertible securities); warrants to acquire common stock; depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”); real estate related securities (including equity and mortgage REITs); and privately issued equity securities.
The Fund may receive all types of derivative instruments, such as futures, forwards, options, and swaps. In addition, the Fund may receive securities of other investment companies, including open‑end funds, closed‑end funds, and exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
There is no limit on the number of countries in which the Fund may be invested; alternatively, the securities the Fund receives may be in a single country or a small group of countries.
The Fund may receive restricted or illiquid securities.
The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries only if the securities and other investments that compose the Third Party Fund for which a Client Transition relates are so concentrated.
Given the purpose of the Fund, the Fund will sell securities frequently. The sale of the Fund’s securities will result in transaction costs and may result in capital gains to the Fund, which will ultimately be borne by Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term fixed income securities, and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective.
Because the Adviser’s primary focus will be to seek to orderly liquidate the Third Party Portfolio Securities as soon as reasonably practicable, during the Fund’s liquidation process the Fund may not be able to comply with the investment strategies and policies discussed in this Prospectus.

Bridge Builder Transition Fund II
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Transition Management Vehicle for Advisory Programs
The Fund is designed to be a transition management vehicle for Advisory Programs. Fund shares are available for purchase exclusively to clients of Edward D. Jones & Co., L.P. (“Edward Jones”) participating in an Advisory Program
(collectively, “Clients”). In certain circumstances, a third party fund held by Clients (“Third Party Fund”) may distribute to Clients in-kind securities and other investments (rather than cash) (referred to herein as “Third Party Portfolio Securities”) in satisfaction of Edward Jones’ request to redeem Client shares of the Third Party Fund. The sole purpose of the Fund is to provide Clients with an investment vehicle that is designed to transition Third Party Portfolio Securities to cash in an efficient manner (each, a “Client Transition”).
In situations where Edward Jones requests to redeem shares of a Third Party Fund on behalf of its Clients and the Third Party Fund distributes Third Party Portfolio Securities to Clients instead of cash, Edward Jones, on behalf of Clients, may contribute such Third Party Portfolio Securities to the Fund in exchange for shares of the Fund equal in value to the Third Party Portfolio Securities, as valued by the Fund in accordance with its valuation procedures. The Fund will seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price that the Adviser believes is reasonable and will seek to minimize transaction costs to Clients in connection with such liquidations. After the Fund liquidates such Third Party Portfolio Securities, Edward Jones will submit redemption orders to the Fund on behalf of Clients as soon as reasonably practicable. The Fund will distribute the cash proceeds of the liquidated securities to Clients in redemption of their shares of the Fund upon receipt by the Fund of a redemption order submitted by Edward Jones on behalf of Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective. The Fund could be invested in these types of investments for extended periods of time. The Adviser or its affiliates may provide the operating capital for the Fund when the Fund is not actively being used to facilitate a Client Transition, and the Adviser or one of its affiliates may be the sole shareholder of the Fund during such times. When the Fund is not actively being used to facilitate a Client Transition, the Fund will seek to preserve principal value.
Investment Strategies
The Fund has broad flexibility with respect to its portfolio holdings in order to enable the Fund to accommodate the contribution of Third Party Portfolio Securities, which will be contributed to the Fund by the Clients participating in the Client Transition at the start of each Client Transition. As a result, the securities in the Fund’s portfolio will be determined by the securities and other investments that compose the Third Party Portfolio Securities for each Client Transition. Third Party Portfolio Securities could comprise any type of securities or other investments and will be received by the Fund without consideration of the investment risks or potential investment performance. Therefore, the Fund is permitted to hold all types of securities and other investments, including, but not limited to, various types of fixed income investments, such as bonds, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), and below investment grade securities (also known as “junk bonds”); various types of equity investments, such as common stocks, convertible securities and interests in real estate investment trusts (“REITs”); privately offered securities; illiquid or restricted securities; derivatives; commodities; securities of other investment companies; and cash equivalents.
Once the Third Party Portfolio Securities are received by the Fund, the Adviser will not actively manage the Third Party Portfolio Securities. Rather, the Adviser’s primary focus will be to seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price the Adviser believes is reasonable and to seek to minimize transaction costs to Clients in connection with such liquidations. As a result, except as discussed herein, the Fund does not expect to hold any securities other than the Third Party Portfolio Securities contributed to the Fund at the start of each Client Transition, except that the Adviser may purchase cash equivalents, repurchase agreements, short-term fixed income securities and shares of money market funds (referred to herein, as “Cash Investments”) in connection with managing the cash raised during the liquidation process. In addition, the Adviser may invest Fund assets in Cash Investments to the extent necessary to avoid the Fund violating legal restrictions applicable to the Fund (e.g., tax diversification requirements).
As part of the Fund’s investment strategies, the Fund may receive all types of fixed income securities across different fixed-income market sectors and maturities and of varying credit quality. Such holdings may include fixed-income securities issued or guaranteed by the U.S. government or its agencies; municipal bonds; corporate bonds; convertible securities; corporate commercial paper; ABS, including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued fixed income securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; mortgage-related securities and MBS, including pass-through securities; collateralized mortgage obligations (“CMOs”); adjustable rate mortgage securities (“ARMs”); interest-only securities (“IOs”); principal-only securities (“POs”); inverse floaters; privately-issued MBS; commercial mortgage-backed securities (“CMBS”); mortgage dollar rolls; bank loans; and inflation-protected securities. The Fund may receive securities deemed below investment grade, also known as “junk bonds.” The Fund may receive U.S. dollar-denominated securities and non-U.S. dollar-denominated securities issued by foreign entities, including those located in emerging markets, and obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises. There are no limits regarding the Fund’s portfolio duration or the average maturity of its fixed income investments.
The Fund may receive all types of equity securities across different market capitalization ranges and issued by both U.S. and foreign companies, including those located in emerging markets. Such investments may include common stocks; preferred stocks; bonds, notes and debentures convertible into common stocks (i.e., convertible securities); warrants to acquire common stock; depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”); real estate related securities (including equity and mortgage REITs); and privately issued equity securities.
The Fund may receive all types of derivative instruments, such as futures, forwards, options, and swaps. In addition, the Fund may receive securities of other investment companies, including open-end funds, closed-end funds, and exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
There is no limit on the number of countries in which the Fund may be invested; alternatively, the securities the Fund receives may be in a single country or a small group of countries.
The Fund may receive restricted or illiquid securities.
The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries only if the securities and other investments that compose the Third Party Fund for which a Client Transition relates are so concentrated.
Given the purpose of the Fund, the Fund will sell securities frequently. The sale of the Fund’s securities will result in transaction costs and may result in capital gains to the Fund, which will ultimately be borne by Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term fixed income securities, and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective.
Because the Adviser’s primary focus will be to seek to orderly liquidate the Third Party Portfolio Securities as soon as reasonably practicable, during the Fund’s liquidation process the Fund may not be able to comply with the investment strategies and policies discussed in this Prospectus.

Bridge Builder Transition Fund III
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Transition Management Vehicle for Advisory Programs
The Fund is designed to be a transition management vehicle for Advisory Programs. Fund shares are available for purchase exclusively to clients of Edward D. Jones & Co., L.P. (“Edward Jones”) participating in an Advisory Program
(collectively, “Clients”). In certain circumstances, a third party fund held by Clients (“Third Party Fund”) may distribute to Clients in‑kind securities and other investments (rather than cash) (referred to herein as “Third Party Portfolio Securities”) in satisfaction of Edward Jones’ request to redeem Client shares of the Third Party Fund. The sole purpose of the Fund is to provide Clients with an investment vehicle that is designed to transition Third Party Portfolio Securities to cash in an efficient manner (each, a “Client Transition”).
In situations where Edward Jones requests to redeem shares of a Third Party Fund on behalf of its Clients and the Third Party Fund distributes Third Party Portfolio Securities to Clients instead of cash, Edward Jones, on behalf of Clients, may contribute such Third Party Portfolio Securities to the Fund in exchange for shares of the Fund equal in value to the Third Party Portfolio Securities, as valued by the Fund in accordance with its valuation procedures. The Fund will seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price that the Adviser believes is reasonable and will seek to minimize transaction costs to Clients in connection with such liquidations. After the Fund liquidates such Third Party Portfolio Securities, Edward Jones will submit redemption orders to the Fund on behalf of Clients as soon as reasonably practicable. The Fund will distribute the cash proceeds of the liquidated securities to Clients in redemption of their shares of the Fund upon receipt by the Fund of a redemption order submitted by Edward Jones on behalf of Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective. The Fund could be invested in these types of investments for extended periods of time. The Adviser or its affiliates may provide the operating capital for the Fund when the Fund is not actively being used to facilitate a Client Transition, and the Adviser or one of its affiliates may be the sole shareholder of the Fund during such times. When the Fund is not actively being used to facilitate a Client Transition, the Fund will seek to preserve principal value.
Investment Strategies
The Fund has broad flexibility with respect to its portfolio holdings in order to enable the Fund to accommodate the contribution of Third Party Portfolio Securities, which will be contributed to the Fund by the Clients participating in the Client Transition at the start of each Client Transition. As a result, the securities in the Fund’s portfolio will be determined by the securities and other investments that compose the Third Party Portfolio Securities for each Client Transition. Third Party Portfolio Securities could comprise any type of securities or other investments and will be received by the Fund without consideration of the investment risks or potential investment performance. Therefore, the Fund is permitted to hold all types of securities and other investments, including, but not limited to, various types of fixed income investments, such as bonds, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), and below investment grade securities (also known as “junk bonds”); various types of equity investments, such as common stocks, convertible securities and interests in real estate investment trusts (“REITs”); privately offered securities; illiquid or restricted securities; derivatives; commodities; securities of other investment companies; and cash equivalents.
Once the Third Party Portfolio Securities are received by the Fund, the Adviser will not actively manage the Third Party Portfolio Securities. Rather, the Adviser’s primary focus will be to seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable at a price the Adviser believes is reasonable and to seek to minimize transaction costs to Clients in connection with such liquidations. As a result, except as discussed herein, the Fund does not expect to hold any securities other than the Third Party Portfolio Securities contributed to the Fund at the start of each Client Transition, except that the Adviser may purchase cash equivalents, repurchase agreements, short-term fixed income securities and shares of money market funds (referred to herein, as “Cash Investments”) in connection with managing the cash raised during the liquidation process. In addition, the Adviser may invest Fund assets in Cash Investments to the extent necessary to avoid the Fund violating legal restrictions applicable to the Fund (e.g., tax diversification requirements).
As part of the Fund’s investment strategies, the Fund may receive all types of fixed income securities across different fixed-income market sectors and maturities and of varying credit quality. Such holdings may include fixed-income securities issued or guaranteed by the U.S. government or its agencies; municipal bonds; corporate bonds; convertible securities; corporate commercial paper; ABS, including collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”); privately-issued fixed income securities (e.g., Rule 144A securities); floating rate securities; inflation-linked securities (including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. Treasury) and other inflation-indexed bonds issued both by governments and corporations; structured securities; mortgage-related securities and MBS, including pass-through securities; collateralized mortgage obligations (“CMOs”); adjustable rate mortgage securities (“ARMs”); interest-only securities (“IOs”); principal-only securities (“POs”); inverse floaters; privately-issued MBS; commercial mortgage-backed securities (“CMBS”); mortgage dollar rolls; bank loans; and inflation-protected securities. The Fund may receive securities deemed below investment grade, also known as “junk bonds.” The Fund may receive U.S. dollar-denominated securities and non‑U.S. dollar-denominated securities issued by foreign entities, including those located in emerging markets, and obligations of non‑U.S. governments or their subdivisions, agencies, and government-sponsored enterprises. There are no limits regarding the Fund’s portfolio duration or the average maturity of its fixed income investments.
The Fund may receive all types of equity securities across different market capitalization ranges and issued by both U.S. and foreign companies, including those located in emerging markets. Such investments may include common stocks; preferred stocks; bonds, notes and debentures convertible into common stocks (i.e., convertible securities); warrants to acquire common stock; depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”); real estate related securities (including equity and mortgage REITs); and privately issued equity securities.
The Fund may receive all types of derivative instruments, such as futures, forwards, options, and swaps. In addition, the Fund may receive securities of other investment companies, including open‑end funds, closed‑end funds, and exchange-traded funds (“ETFs”).
The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments).
There is no limit on the number of countries in which the Fund may be invested; alternatively, the securities the Fund receives may be in a single country or a small group of countries.
The Fund may receive restricted or illiquid securities.
The Fund may concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries only if the securities and other investments that compose the Third Party Fund for which a Client Transition relates are so concentrated.
Given the purpose of the Fund, the Fund will sell securities frequently. The sale of the Fund’s securities will result in transaction costs and may result in capital gains to the Fund, which will ultimately be borne by Clients.
When the Fund is not actively being used to facilitate a Client Transition, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, short-term fixed income securities, and other short-term obligations that would not ordinarily be consistent with the Fund’s primary investment objective.
Because the Adviser’s primary focus will be to seek to orderly liquidate the Third Party Portfolio Securities as soon as reasonably practicable, during the Fund’s liquidation process the Fund may not be able to comply with the investment strategies and policies discussed in this Prospectus.